Operating Leases - Charters-in (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 27, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel ExtensionOption	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset			$ 32,211	$ 14,257	$ 32,211
Time-charter hire expenses (note 13)				(15,440)	(56,719)	$ (98,767)
Short-term Lease, Cost				2,500
Lessee, Operating Lease, Liability, Payments, Due				$ 34,479
Fso [Member]
Property Subject to or Available for Operating Lease [Line Items]
Right-of-use Asset, Amount derecognized		$ 29,700
Right-of-use liability, Amount derecognized		$ 29,500
Shuttle Tankers
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset			50,700		50,700
Operating Lease, Liability			$ 50,700		$ 50,700
Right-of-use Asset, Amount derecognized	$ 50,700
Right-of-use liability, Amount derecognized	$ 50,700
Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel				5
Lessor, Operating Lease, Option to Extend				one
Number of extension options for future lease | ExtensionOption			3
Charter Contract Extension, Period, Future Lease			1 year
Teekay Tankers | LR2 Tanker
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel				1
Teekay Tankers | Aframax Tanker [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel				2
Number Of Vessels To Be Chartered In | vessel			1	1	1
Lessee, Future Operating Lease, Term of Contract				7 years	7 years
Teekay Tankers | Lightering Support Vessel
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset			$ 800		$ 800
Number Of Vessels Chartered In | vessel				1	1
Lessee, Operating Lease, Term of Contract			24 months		24 months
Operating Lease, Liability			$ 800		$ 800
Teekay Tankers | LR2 Vessel, Aframax Tankers and Lightering Support Vessel
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset				$ 16,400
Lessee, Operating Lease, Term of Contract			24 months		24 months
Operating Lease, Liability				16,400
Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Time-charter hire expenses (note 13)				$ (12,900)
Operating Lease, Weighted Average Remaining Lease Term				1 year 6 months
Operating Lease, Weighted Average Discount Rate, Percent				4.30%
Lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Time-charter hire expenses (note 13)				$ (5,500)
Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Liability				14,257
Lessee, Operating Lease, Liability, Payments, Due				14,772
Non-lease Component [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Liability, Payments, Due				19,707
Non-lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Time-charter hire expenses (note 13)				$ (7,400)